UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

230 Park Avenue, New York, NY 10169

(Address of principal executive offices)	(Zip code)

Daniel Heflin

Torchlight Value Fund Master, LLC

230 Park Avenue

New York, NY 10169

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-212-883-2800

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2012 (unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (97.27%)

Ansonia CDO Ltd.	5.702% due 07/28/2046 (a)	$2,468,915	$1,060,152	(b),(c),(d)
Ansonia CDO Ltd.	7.149% due 07/28/2046 (a)	2,000,000	—	(b),(c),(d),(e)
Ansonia CDO Ltd.	7.445% due 07/28/2046 (a)	2,000,000	—	(b),(c),(d),(e)
Arbor Realty Mortgage Securities	0.903% due 02/21/2040 (a)	2,056,668	1,747,139	(b),(c),(d),(f)
Banc of America Large Loan, Inc.	1.997% due 11/15/2015 (a)	13,798,961	13,177,869	(f)
Banc of America Large Loan, Inc.	6.000% due 05/15/2046 (a)	4,500,000	4,732,884	(c),(f)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.803% due 04/10/2049	7,000,000	8,083,460	(f)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	6.721% due 06/11/2035 (a)	9,054,108	7,333,827	(c),(e),(f)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	7.000% due 09/15/2032 (a)	5,650,983	3,635,317	(c)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.576% due 02/10/2051 (a)	232,756,657	3,323,765	(f),(g)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	1.024% due 11/10/2038 (a)	50,444,578	631,062	(f),(g)
Bank of America-First Union National Bank Commercial Mortgage, Inc.	6.250% due 04/11/2037 (a)	12,300,000	11,593,734
Capital Trust Re CDO Ltd.	5.267% due 06/25/2035 (a)	5,000,000	5,001,000	(b),(c),(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.897% due 12/11/2049 (a)	40,500,000	1,293,416	(c),(f),(g)
Commercial Mortgage Acceptance Corp.	5.440% due 09/15/2030 (a)	2,500,000	2,556,200
Commercial Mortgage Pass-Through Certificates	0.379% due 12/15/2020 (a)	4,000,000	3,631,000	(f)
Commercial Mortgage Pass-Through Certificates	2.636% due 07/10/2046 (a)	29,306,050	2,582,449	(f),(g)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (a)	2,000,000	1,603,014	(c),(f)
Commercial Mortgage Pass-Through Certificates	5.540% due 03/10/2039 (a)	1,638,000	1,523,946	(f)
Commercial Mortgage Pass-Through Certificates	0.699% due 12/15/2020 (a)	1,279,734	1,222,146	(c),(f)
Credit Suisse Mortgage Capital Certificates	0.890% due 04/15/2022 (a)	3,000,000	2,109,273	(c),(e),(f)
Credit Suisse Mortgage Capital Certificates	0.238% due 01/15/2049 (a)	276,363,078	1,356,943	(f),(g)
Credit Suisse Mortgage Capital Certificates	0.690% due 10/15/2021 (a)	1,200,000	1,020,000	(c),(f)
Credit Suisse Mortgage Capital Certificates	5.956% due 09/15/2039 (a)	16,000,000	524,548	(c),(e),(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (a)	11,196,000	11,192,305	(f)
CS First Boston Mortgage Securities Corp.	6.000% due 07/15/2035 (a)	8,000,000	7,281,688	(c),(f)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035 (a)	5,200,000	2,965,602	(c)
CS First Boston Mortgage Securities Corp.	5.575% due 05/15/2036	3,000,000	2,962,710	(f)
CS First Boston Mortgage Securities Corp.	4.131% due 05/15/2038	2,500,000	2,509,825
CS First Boston Mortgage Securities Corp.	6.080% due 08/15/2036 (a)	3,325,000	1,350,146	(c)
CS First Boston Mortgage Securities Corp.	4.813% due 02/15/2038	952,423	977,367
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038 (a)	2,000,000	658,380	(c),(f)
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040 (a)	12,523,000	637,533	(c),(e),(f)
CS First Boston Mortgage Securities Corp.	0.723% due 12/15/2035 (a)	13,956,695	113,189	(f),(g)
DBUBS Mortgage Trust	1.634% due 08/10/2044 (a)	27,718,789	1,436,665	(f),(g)
DBUBS Mortgage Trust	1.566% due 11/10/2046 (a)	15,631,214	830,017	(f),(g)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	6,500,000	6,003,465
DLJ Commercial Mortgage Corp.	5.750% due 03/10/2032 (a)	5,690,846	5,899,358
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031 (a)	6,300,000	4,237,966	(b),(c)
DLJ Commercial Mortgage Corp.	7.879% due 11/10/2033	1,899,000	1,892,999	(f)
DLJ Commercial Mortgage Corp.	8.000% due 11/10/2033	1,275,000	1,281,898	(f)
DR Securitized Lease Trust	8.550% due 08/15/2019	421,740	68,282	(b),(c)
DR Structured Finance Corp.	9.350% due 08/15/2019	2,000,266	606,817	(b),(c)
DR Structured Finance Corp.	8.375% due 08/15/2015	237,203	117,640	(b),(c)
Extended Stay America Trust	5.498% due 11/05/2027 (a)	5,000,000	5,069,250
First Union National Bank Commercial Mortgage	6.000% due 12/12/2033 (a)	4,528,558	4,540,061
FREMF Mortgage Trust	4.751% due 11/25/2046 (a)	5,000,000	5,093,150	(f)
FREMF Mortgage Trust	5.332% due 02/25/2047 (a)	2,000,000	2,112,017	(c),(f)
GE Capital Commercial Mortgage Corp.	5.065% due 07/10/2045	3,000,000	3,133,260	(f)
GE Capital Commercial Mortgage Corp.	4.983% due 03/10/2040	2,775,000	2,895,407	(f)
GE Capital Commercial Mortgage Corp.	5.486% due 11/10/2045	5,481,000	1,625,445	(c),(f)
GE Capital Commercial Mortgage Corp.	1.201% due 01/10/2038 (a)	88,172,276	397,304	(c),(f),(g)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2012 (unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

GE Capital Commercial Mortgage Corp.	5.468% due 05/10/2043 (a)	$2,972,000	$291,797	(c),(e),(f)
GE Capital Commercial Mortgage Corp.	5.517% due 06/10/2048 (a)	2,200,000	144,001	(c),(f)
GE Capital Commercial Mortgage Corp.	5.962% due 12/10/2049 (a)	2,693,529	123,902	(e),(f)
G-Force LLC	5.090% due 08/22/2036 (a)	4,700,000	4,116,730	(b),(c),(d)
GMAC Commercial Mortgage Securities, Inc.	7.000% due 08/16/2033 (a)	6,851,847	5,470,727	(c)
Gramercy Real Estate CDO	0.771% due 07/25/2035 (a)	4,883,242	4,231,329	(c),(d),(f)
Greenwich Capital Commercial Funding Corp.	5.444% due 03/10/2039	7,500,000	8,478,075
Greenwich Capital Commercial Funding Corp.	5.736% due 12/10/2049	7,235,000	8,156,884
Greenwich Capital Commercial Funding Corp.	0.426% due 03/10/2039 (a)	278,687,360	2,920,644	(f),(g)
Greenwich Capital Commercial Funding Corp.	0.179% due 12/10/2049 (a)	180,524,736	1,520,921	(c),(f),(g)
Greenwich Capital Commercial Funding Corp.	2.027% due 07/05/2035 (a)	47,393,844	403,322	(f),(g)
Greenwich Capital Commercial Funding Corp.	1.743% due 01/11/2035 (a)	41,526,846	95,304	(c),(f),(g)
GS Mortgage Securities Corp. II	1.314% due 03/10/2044 (a)	79,969,483	4,219,990	(f),(g)
GS Mortgage Securities Corp. II	0.840% due 06/05/2031 (a)	48,946,420	2,052,779	(c),(f),(g)
GS Mortgage Securities Corp. II	1.932% due 08/10/2044 (a)	21,647,121	1,925,944	(f),(g)
GS Mortgage Securities Corp. II	0.395% due 05/03/2032 (a)	65,000,000	1,708,200	(f),(g)
GS Mortgage Securities Corp. II	6.000% due 10/18/2030 (a)	1,570,369	1,565,972
GS Mortgage Securities Corp. II	5.707% due 12/20/2049 (a)	5,000,000	1,066,000	(b),(c),(d),(f)
GS Mortgage Securities Corp. II	5.232% due 04/10/2038 (a)	7,443,650	1,489	(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.882% due 02/15/2051	7,105,000	8,214,943	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.569% due 07/15/2046 (a)	10,000,000	8,139,456	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.491% due 08/15/2046 (a)	7,644,000	6,320,733	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.390% due 08/05/2032 (a)	5,000,000	5,268,650	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	4.961% due 01/15/2042	5,000,000	4,894,450	(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.546% due 06/12/2041	4,000,000	4,080,000	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.733% due 05/15/2045	216,382,526	3,816,988	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.015% due 01/15/2038 (a)	6,513,000	3,324,776	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.434% due 06/12/2047	287,844,008	3,180,446	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.607% due 05/15/2047	208,243,135	2,948,410	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	2.132% due 11/15/2043 (a)	14,266,333	1,346,742	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	1.519% due 02/15/2046 (a)	21,702,297	1,311,131	(c),(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.627% due 08/12/2037 (a)	2,910,000	1,035,588	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.612% due 02/15/2051	96,645,816	974,190	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.490% due 01/15/2049	68,163,550	705,493	(f),(g)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.765% due 05/15/2045 (a)	2,000,000	598,514	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.056% due 07/12/2035 (a)	13,594,617	376,863	(c),(e),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.377% due 08/15/2042 (a)	2,500,000	364,997	(c),(f)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	6.247% due 02/15/2051 (a)	3,600,000	64,440	(e),(f)
LB UBS Commercial Mortgage Trust	4.647% due 12/15/2036	4,000,000	4,029,560
LB UBS Commercial Mortgage Trust	7.585% due 03/15/2032 (a)	2,383,860	2,379,569	(f)
LB UBS Commercial Mortgage Trust	0.842% due 11/15/2038 (a)	85,636,254	1,839,124	(c),(f),(g)
LB UBS Commercial Mortgage Trust	0.186% due 02/15/2040 (a)	125,661,496	1,530,658	(c),(f),(g)
LB UBS Commercial Mortgage Trust	5.350% due 09/15/2040 (a)	3,000,000	917,055	(c),(f)
LB UBS Commercial Mortgage Trust	0.503% due 04/15/2040 (a)	120,268,109	885,173	(f),(g)
LB UBS Commercial Mortgage Trust	0.693% due 02/15/2040	36,482,370	728,188	(f),(g)
LB UBS Commercial Mortgage Trust	0.646% due 02/15/2040	43,862,702	704,874	(f),(g)
LB UBS Commercial Mortgage Trust	6.450% due 07/15/2040 (a)	19,095,000	477,375	(e),(f)
LNR CDO Ltd.	0.775% due 07/23/2018 (a)	1,144,670	1,098,884	(c),(d),(f)
LNR CDO Ltd.	0.715% due 07/24/2022 (a)	371,629	364,122	(c),(d),(f)
Mach One Trust Commercial Mortgage-Backed	6.361% due 05/28/2040 (a)	2,000,000	1,850,800	(b),(c),(d),(f)
Mach One Trust Commercial Mortgage-Backed	6.041% due 05/28/2040 (a)	1,706,000	1,639,807	(b),(c),(d),(f)
Merrill Lynch Mortgage Investors Trust	6.250% due 12/10/2029	3,705,079	3,686,924	(f)
Merrill Lynch Mortgage Trust	5.782% due 08/12/2043	5,000,000	5,287,200	(f)

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2012 (unaudited)

		Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Merrill Lynch Mortgage Trust	5.421% due 02/12/2042 (a)	$3,675,000	$2,857,871	(c),(f)
Merrill Lynch Mortgage Trust	5.710% due 09/12/2042 (a)	3,200,000	209,456	(c),(e),(f)
Merrill Lynch Mortgage Trust	5.019% due 09/12/2042 (a)	3,107,000	79,089	(c),(e),(f)
Merrill Lynch Mortgage Trust	5.389% due 11/12/2037 (a)	579,000	29,476	(c),(e),(f)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.811% due 12/12/2049	91,797,739	1,323,723	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.472% due 03/12/2051 (a)	118,263,819	1,224,031	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.243% due 12/12/2049 (a)	94,549,979	1,157,292	(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.640% due 09/12/2049	113,149,687	1,119,616	(c),(f),(g)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.172% due 09/12/2049 (a)	165,759,016	966,541	(c),(f),(g)
Morgan Stanley Capital I	4.770% due 07/15/2056	3,500,000	3,547,145
Morgan Stanley Capital I	6.010% due 11/15/2030 (a)	3,118,904	3,093,516
Morgan Stanley Capital I	0.609% due 03/15/2044 (a)	142,613,855	2,180,395	(c),(f),(g)
Morgan Stanley Capital I	1.140% due 09/15/2047 (a)	54,649,328	1,982,678	(f),(g)
Morgan Stanley Capital I	0.349% due 09/15/2047 (a)	69,000,000	1,477,980	(f),(g)
Morgan Stanley Capital I	0.401% due 02/12/2044 (a)	147,290,776	1,179,063	(c),(f),(g)
Morgan Stanley Capital I	0.447% due 11/12/2049 (a)	103,367,744	1,174,258	(f),(g)
Morgan Stanley Capital I	0.899% due 07/15/2019 (a)	1,400,000	966,000	(e),(f)
Morgan Stanley Capital I	0.487% due 06/13/2041 (a)	124,013,557	364,600	(f),(g)
Morgan Stanley Reremic Trust	5.983% due 08/15/2045 (a)	6,000,000	6,311,220	(f)
Morgan Stanley Reremic Trust	5.983% due 08/12/2045 (a)	6,000,000	6,311,220	(f)
Morgan Stanley Reremic Trust	0.000% due 07/17/2056 (a)	320,000	264,860	(b),(c)
PNC Mortgage Acceptance Corp.	6.850% due 12/10/2032 (a)	664,351	670,516	(b),(f)
Prudential Mortgage Capital Funding LLC	6.399% due 05/10/2034 (a)	2,500,000	2,438,875
Prudential Securities Secured Financing Corp.	6.965% due 04/15/2013	1,049,215	1,049,571	(f)
RBSCF Trust	4.970% due 04/16/2040 (a)	1,500,000	1,487,868	(c),(f)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032 (a)	4,000,000	3,593,340	(f)
Wachovia Bank Commercial Mortgage Trust	4.932% due 04/15/2035 (a)	15,606,000	13,558,661	(c)
Wachovia Bank Commercial Mortgage Trust	5.030% due 11/15/2035	7,000,000	7,174,230	(f)
Wachovia Bank Commercial Mortgage Trust	5.141% due 02/15/2035	6,500,000	6,469,580	(f)
Wachovia Bank Commercial Mortgage Trust	5.238% due 11/15/2035 (a)	14,396,000	5,655,977	(c),(f)
Wachovia Bank Commercial Mortgage Trust	0.688% due 12/15/2043 (a)	239,464,797	3,799,229	(c),(f),(g)
Wachovia Bank Commercial Mortgage Trust	5.466% due 01/15/2045	3,000,000	3,263,940	(f)
Wachovia Bank Commercial Mortgage Trust	5.768% due 11/15/2034 (a)	2,500,000	2,498,900	(f)
Wachovia Bank Commercial Mortgage Trust	0.411% due 04/15/2047 (a)	132,575,634	1,089,772	(f),(g)
Wachovia Bank Commercial Mortgage Trust	4.990% due 05/15/2044 (a)	4,036,500	733,908	(c),(f)
Wachovia Bank Commercial Mortgage Trust	6.145% due 10/15/2048 (a)	5,000,000	425,250	(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.473% due 04/15/2042 (a)	1,000,000	355,872	(c),(f)
Wachovia Bank Commercial Mortgage Trust	6.060% due 12/15/2043 (a)	12,500,000	281,250	(e),(f)
Wachovia Bank Commercial Mortgage Trust	6.155% due 10/15/2048 (a)	5,000,000	104,600	(e),(f)
Wachovia Bank Commercial Mortgage Trust	5.957% due 04/15/2047 (a)	1,000,000	2,700	(e),(f)
Wells Fargo Commercial Mortgage Trust	1.637% due 11/15/2043 (a)	11,168,360	928,091	(f),(g)
WF-RBS Commercial Mortgage Trust	0.341% due 02/15/2044 (a)	222,499,677	3,977,360	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	5.007% due 06/15/2045 (a)	2,500,000	2,177,260	(c),(f)
WF-RBS Commercial Mortgage Trust	0.164% due 06/15/2045 (a)	248,386,065	1,791,261	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	2.246% due 11/15/2044 (a)	12,405,542	1,513,489	(c),(f),(g)
WF-RBS Commercial Mortgage Trust	1.888% due 03/15/2044 (a)	10,813,013	914,348	(f),(g)
WF-RBS Commercial Mortgage Trust	1.035% due 06/15/2044 (a)	22,591,566	904,114	(f),(g)

Total Commercial Mortgage-Backed Securities (Cost $473,786,721)			$395,193,015

TORCHLIGHT VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
July 31, 2012 (unaudited)

		Principal Amount	Value

MORTGAGE-BACKED SECURITIES (0.63%)

Government National Mortgage Association	1.386% due 09/16/2046	$17,475,933	$1,083,665	(c),(f),(g)
Government National Mortgage Association	1.139% due 01/16/2052	15,648,969	778,890	(c),(f),(g)
Government National Mortgage Association	1.040% due 11/16/2047	19,089,019	713,225	(c),(f),(g)

Total Mortgage-Backed Securities (Cost $2,934,662)			$2,575,780

MEZZANINE LOAN (0.64%)

Hilton Worldwide	3.498% due 11/12/2012	$2,994,778	$2,586,623	(c),(f)

Total Mezzanine Loan (Cost $2,684,070)			$2,586,623

CORPORATE BOND (0.00%)

Crescent Resources TLB	8.000% due 12/31/2049	$8,410	$7,219	(b),(c),(f)

Total Corporate Bond (Cost $3,568)			$7,219

MONEY MARKET FUND (2.46%)

Dreyfus Treasury Prime Cash Management Money Market Fund	0.00% (i)	$9,997,004	$9,997,004

Total Money Market Fund (Cost $9,997,004)			$9,997,004

TOTAL SECURITIES (101.00%) (Cost $489,406,025)			$410,359,641

LIABILITIES, NET OF OTHER ASSETS (-1.00%)			$(4,063,834)

MEMBERS’ CAPITAL (100.00%)			$406,295,807

(a)

144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2012 was $285,203,475 or 70.20% of the Master Fund’s members’ capital.

(b)	Illiquid security. At July 31, 2012, illiquid securities with aggregate principal of $36,883,553 had a value of $22,454,928 which represented 5.53% of the Master Fund’s members’ capital.
(c)

Fair valued security. At July 31, 2012, the fair valued securities represented 39.96% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The fair valued pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).

(d)	CDO security. At July 31, 2012, collateralized debt obligations in aggregate had a value of $22,175,963 which represented 5.46% of the Master Fund’s members’ capital.
(e)	Defaulted security.
(f)	Variable rate security.
(g)

Interest-only security. At July 31, 2012, interest-only securities in aggregate had a value of $78,426,952 which represented 19.30% of the Master Fund’s members’ capital. Amount shown as principal represents current face amount of the underlying security.

(h)

The cost for federal income tax purposes was $489,406,025. At July 31, 2012 net unrealized depreciation for all securities based on tax cost was $79,046,384. This consisted of aggregate gross unrealized appreciation for all securities of $22,549,755 and aggregate gross unrealized depreciation for all securities of $101,596,139.

(i)	Rate shown reflects effective yield at July 31, 2012.

Torchlight Value Fund Master, LLC (“the Master Fund”)
(unaudited)
July 31, 2012

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which amends U.S. GAAP to conform it with fair value measurement and disclosure requirements in International Financial Reporting Standards. The amendments in ASU 2011-04 change the wording used to describe the requirements in U.S. GAAP for measuring fair value and requires additional disclosure information about fair value measurements. The amendments in ASU 2011-04 are to be applied prospectively and are effective during interim and annual periods beginning after December 15, 2011.

GAAP requires disclosures regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of July 31, 2012 in valuing the Master Fund’s Investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Commercial Mortgage-Backed Securities	$—	$247,924,810	$147,268,205	$395,193,015
Corporate Bond	—	—	7,219	7,219
Mezzanine Loan	—	—	2,586,623	2,586,623
Mortgage-Backed Securities	—	—	2,575,780	2,575,780
Money Market Fund	9,997,004	—	—	9,997,004

Total	$9,997,004	$247,924,810	$152,437,827	$410,359,641

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CMBS	Corporate Bond	Mezzanine Loan	Mortgage-Backed Securities	Total

Balance as of 10/31/11	$225,916,334	$7,210	$2,346,371	$2,929,534	$231,199,449
Realized gain (loss)	723,015	260	542	—	723,817
Change in unrealized appreciation/(depreciation)	18,310,575	(1,166)	244,932	(73,164)	18,481,177
Net amortization/accretion	(13,502,595)	1,175	—	(280,590)	(13,782,010)
Purchases	14,074,414	—	—	—	14,074,414
Sales	(24,617,200)	(260)	(5,222)	—	(24,622,682)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3*	(73,636,338)	—	—	—	(73,636,338)

Balance as of 7/31/12	$147,268,205	$7,219	$2,586,623	$2,575,780	$152,437,827

Net change in unrealized appreciation/(depreciation) from positions still held at 7/31/12	$17,953,836

*Transfers out of Level 3 relate primarily to an increase in availability of observable inputs for certain securities.

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Type of Investment	Fair Value at July 31, 2012	Valuation Technique	Unobservable Input	Weight ascribed to Unobservable Input (Range)	Impact to Valuation from an increase in Input
Commercial Mortgage-Backed Securities	$ 147,268,205	Market transactions in comparable securities	Comparable Trades	50-100%	Increase/Decrease
		Dealer quotes	Illiquidity Discount	0-30%	Decrease
			Underlying Collateral Delinquencies	0-50%	Increase/Decrease
			Credit Enhancement	0-50%	Increase/Decrease
			Sensitivity to Prepayments	0-10%	Increase/Decrease
Mortgage-Backed Securities	$ 2,575,780	Market transactions in comparable securities	Comparable Trades	50-100%	Increase/Decrease
		Dealer quotes	Illiquidity Discount	0-30%	Decrease
			Underlying Collateral Delinquencies	0-50%	Increase/Decrease
			Credit Enhancement	0-50%	Increase/Decrease
			Sensitivity to Prepayments	0-10%	Increase/Decrease
Mezzanine Loan	$ 2,586,623	Market transactions in comparable securities	Illiquidity Discount	0-10%	Decrease
Corporate Bond	$ 7,219	Market transactions in comparable securities	Comparable Trades	0-50%	Increase/Decrease
		Dealer quotes	Discount rate	0-50%	Decrease
			Illiquidity Discount	0-50%	Decrease

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its Financial Control and Compliance groups. These management control functions are segregated from the trading and investing functions. The Master Fund has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund's investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

The analysis used in measuring the fair value of financial instruments is generally related to the level of observable pricing inputs. For Level 3 inputs that are less observable, procedures have been established to discuss the valuation methodology, including valuation techniques, with investment professionals from the trading and investing functions, to compare the inputs to observable inputs of comparable securities, and to review subsequent secondary market activities. The Master Fund also performs back testing on a regular basis by comparing prices observed in market transactions to previous fair valuations. Pricing from independent third party pricing services may be used to verify that the fair valuation of the Master Fund's investments are reasonable.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3.	Exhibits.

                    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Torchlight Value Fund Master, LLC

By:	/s/ Daniel Heflin

Daniel Heflin President and Chief Executive Officer

Date:	October 1, 2012

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel Heflin

Daniel Heflin President and Chief Executive Officer

Date:	October 1, 2012

By:	/s/ Ramalingam Ganesh

Ramalingam Ganesh Chief Financial Officer

Date:	October 1, 2012